Document And Entity Information	Dec. 24, 2024
Document Information [Line Items]
Entity, Registrant Name	Bantec, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 24, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55789
Entity, Tax Identification Number	30-0967943
Entity, Address, Address Line One	37 Main Street
Entity, Address, City or Town	Sparta
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07871
City Area Code	203
Local Phone Number	220-2296
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001704795